UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      King Street Capital Master Fund, Ltd.
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Address:   c/o Codan Trust Company (B.V.I.) Ltd.
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           Commerce House
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           Wickhams Cay 1, P.O. Box 3140
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           Road Town, Tortola
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           British Virgin Islands VG1110
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Form 13F File Number: 028-13287
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
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Title:  Director
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Phone:  (212) 812-3100
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Signature,  Place,  and  Date  of  Signing:

/s/ Brian J. Higgins                   New York, New York       August 12, 2011
---------------------------------  --------------------------  ----------------
      [Signature]                         [City, State]             [Date]

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Report  Type  (Check  only  one):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:       Name:

028-10356                   King Street Capital Management, L.P.